FINANCIAL INSTRUMENTS AND RISKS - Terms and Debt Repayment Schedule (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Carrying amount	R$ 43,125.1		R$ 42,076.7
Contractual cash flows	45,318.6		43,904.0
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	38,019.5		35,698.6
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	1,278.3		2,145.7
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	2,072.9		2,855.0
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	1,921.1		820.7
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	2,026.8		2,384.0
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	39,354.4	[1]	38,976.2	[2]
Contractual cash flows	40,656.4	[1]	40,186.2	[2]
Trade And Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	36,818.5	[1]	34,690.6	[2]
Trade And Other Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	86.8	[1]	1,279.7	[2]
Trade And Other Payables [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	1,275.1	[1]	2,248.8	[2]
Trade And Other Payables [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	1,008.4	[1]	327.2	[2]
Trade And Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	1,467.6	[1]	1,639.9	[2]
Secured bank loans [member]
IfrsStatementLineItems [Line Items]
Carrying amount	180.8		247.0
Contractual cash flows	245.7		328.1
Secured bank loans [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	68.2		88.9
Secured bank loans [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	26.4		61.7
Secured bank loans [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	25.2		26.4
Secured bank loans [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	50.4		50.4
Secured bank loans [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	75.5		100.7
Other Unsecured Bank Loans [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	472.5		130.1
Contractual cash flows	759.1		234.7
Other Unsecured Bank Loans [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	169.9		46.5
Other Unsecured Bank Loans [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	156.7		48.2
Other Unsecured Bank Loans [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	151.6		29.1
Other Unsecured Bank Loans [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	165.4		20.7
Other Unsecured Bank Loans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	115.5		90.2
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying amount	3,117.4		2,639.3
Contractual cash flows	3,657.4		3,070.9
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	962.9		788.5
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	1,008.4		756.1
Lease liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	621.0		550.7
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	696.9		422.4
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows	R$ 368.2		553.2
Unsecured bank loans [member]
IfrsStatementLineItems [Line Items]
Carrying amount			84.1
Contractual cash flows			84.1
Unsecured bank loans [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows			84.1
Unsecured bank loans [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows
Unsecured bank loans [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows
Unsecured bank loans [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows
Unsecured bank loans [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual cash flows

[1]	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.
[2]	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.